Debt (details) - Debt Issuance - USD ($) $ in Millions			12 Months Ended
	May 11, 2016	Aug. 25, 2015	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument
Net proceeds of issuance, after original issuance discount and deduction of underwriting expenses and commissions and other expenses			$ 491	$ 392
Senior notes [Member]
Debt Instrument
Debt, principal amount	$ 500	$ 400
Interest rate (percent)	3.75%	4.30%
Net proceeds of issuance, after original issuance discount and deduction of underwriting expenses and commissions and other expenses	$ 491	$ 392
Percentage of principal amount at which redemption price may be set	100.00%	100.00%
Basis points added to current treasury rate used in calculation of alternative redemption price	0.20%	0.25%